Fair Value Measurements - Summary of Assets And Liabilities Measured Or Disclosed At Fair Value (Details) - CNY (¥) ¥ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Current		¥ 3	¥ 5,989
Fair value adjustment		(6,373)	(19,351)
Total assets and liabilities measured at fair value		3	6,574
Fair Value, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments accounted for at fair value using the alternative measurement	[1]		585
Fair value adjustment	[1]	(6,376)	(25,340)
Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Current		3	5,989
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets and liabilities measured at fair value		3	5,989
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Current		¥ 3	5,989
Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets and liabilities measured at fair value			585
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity investments accounted for at fair value using the alternative measurement	[1]		¥ 585

[1]	For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value. The Company recognized impairment charges of long-term investments during the six months ended June 30, 2022.